UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

     Report for the Calendar Year or Quarter Ended:   September 30, 2007
                                                     --------------------

     Check here if Amendment [ ];  Amendment Number:
     This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

     Institutional Investment Manager Filing this Report:

     Name:        GLENHILL ADVISORS, LLC
               ----------------------------------------
     Address:     598 MADISON AVENUE, 12TH FLOOR
               ----------------------------------------
                  NEW YORK, NEW YORK 10022
               ----------------------------------------


     Form 13F File Number: 028-10461
                               -----

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

     Person Signing this Report on Behalf of Reporting Manager:

     Name:     Glenn J. Krevlin
     Title:    Managing Member
     Phone:    (646)432-0600

     Signature, Place, and Date of Signing:

     /s/ GLENN J. KREVLIN          New York, New York         November 14, 2007
     ------------------------   -------------------------   --------------------
          [Signature]                [City, State]                [Date]

     Report Type (Check only one.):

     [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

     [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

     [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


     Report Summary:


     Number of Other Included Managers:                2
                                                 -----------------

     Form 13F Information Table Entry Total:         134
                                                 -----------------

     Form 13F Information Table Value Total:       2,939,312
                                                 -----------------
                                                    (thousands)

     List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                 Form 13F
     No.        File Number      Name

     01         028- 10911       Glenhill Capital Management, LLC
     --------   -----------     ----------------------------------------------

     02         028- 10962       Glenhill Capital Overseas GP, Ltd.
     --------   -----------     ----------------------------------------------

                                                FORM 13F INFORMATION TABLE



Column 1              Column 2              Column3        Column 4   Column 5            Column 6    Column 7    Column 8
--------              --------              -------        --------   --------            --------    --------    --------
                      Title of              CUSIP          Value     Shares or Sh/Pm Put/ Investment  Other    Voting Authority
Name of Issuer        Class                               (x$1000)     Prm Amt       call Discretion  Managers Sole Shared None
-----------------------------------------------------------------------------------------------------------------------------------
1-800-Flowers.Com Inc-Cl A                   68243Q 10 6    4,568     394,135  Sh         Shared-Defined   01  Sole
Ac Moore Arts & Crafts Inc                   00086T 10 3   17,295   1,097,415  Sh         Shared-Defined   01  Sole
Ac Moore Arts & Crafts Inc                   00086T 10 3   10,700     678,935  Sh         Shared-Defined   02  Sole
Advanced Medical Optics                      00763M 10 8   13,229     432,460  Sh         Shared-Defined   01  Sole
Advanced Medical Optics                      00763M 10 8    8,184     267,540  Sh         Shared-Defined   02  Sole
America Movil-Adr Series L                   02364W 10 5   43,896     685,882  Sh         Shared-Defined   01  Sole
America Movil-Adr Series L                   02364W 10 5   27,156     424,318  Sh         Shared-Defined   02  Sole
Andrew Corp                                  034425 10 8  140,889  10,172,500  Sh         Shared-Defined   01  Sole
Andrew Corp                                  034425 10 8   66,168   4,777,500  Sh         Shared-Defined   02  Sole
Arvinmeritor Inc                             043353 10 1   38,103   2,265,319  Sh         Shared-Defined   01  Sole
Arvinmeritor Inc                             043353 10 1   23,573   1,401,500  Sh         Shared-Defined   02  Sole
Bausch & Lomb Inc                            071707 10 3   13,049     203,890  Sh         Shared-Defined   01  Sole
Bausch & Lomb Inc                            071707 10 3    8,071     126,110  Sh         Shared-Defined   02  Sole
Brightpoint Inc                              109473 40 5   13,540     902,068  Sh         Shared-Defined   01  Sole
Brightpoint Inc                              109473 40 5    8,375     557,932  Sh         Shared-Defined   02  Sole
Burlington Northern Santa Fe                 12189T 10 4   35,355     435,569  Sh         Shared-Defined   01  Sole
Burlington Northern Santa Fe                 12189T 10 4   21,870     269,431  Sh         Shared-Defined   02  Sole
Casual Male Retail Group Inc                 148711 10 4    6,789     757,725  Sh         Shared-Defined   01  Sole
Casual Male Retail Group Inc                 148711 10 4    4,200     468,765  Sh         Shared-Defined   02  Sole
Centex Corp                                  152312 10 4    1,231      46,335  Sh         Shared-Defined   01  Sole
Centex Corp                                  152312 10 4      762      28,665  Sh         Shared-Defined   02  Sole
Collective Brands Inc                        19421W 10 0   58,419   2,648,166  Sh         Shared-Defined   01  Sole
Collective Brands Inc                        19421W 10 0   30,613   1,387,734  Sh         Shared-Defined   02  Sole
Commscope Inc                                203372 10 7    9,963     198,300  Sh         Shared-Defined   01  Sole
Commscope Inc                                203372 10 7    6,164     122,700  Sh         Shared-Defined   02  Sole
Convergys Corp                               212485 10 6    6,497     374,264  Sh         Shared-Defined   01  Sole
Convergys Corp                               212485 10 6    4,019     231,536  Sh         Shared-Defined   02  Sole
Covidien Ltd                                 G2552X 10 8   43,714   1,053,350  Sh         Shared-Defined   01  Sole
Covidien Ltd                                 G2552X 10 8   27,044     651,651  Sh         Shared-Defined   02  Sole
Cytyc Corporation                            232946 10 3   23,825     500,000  Sh         Shared-Defined   01  Sole
Design Within Reach Inc                      250557 10 5    6,668   1,377,608  Sh         Shared-Defined   01  Sole
Design Within Reach Inc                      250557 10 5    3,601     743,990  Sh         Shared-Defined   02  Sole
Directv Group Inc/The                        25459L 10 6   13,875     571,465  Sh         Shared-Defined   01  Sole
Directv Group Inc/The                        25459L 10 6    8,584     353,535  Sh         Shared-Defined   02  Sole
Dobson Communications Corp-A                 256069 10 5   29,068   2,272,734  Sh         Shared-Defined   01  Sole
Dobson Communications Corp-A                 256069 10 5   17,984   1,406,106  Sh         Shared-Defined   02  Sole
Domtar Corp                                  257559 10 4   27,863   3,397,900  Sh         Shared-Defined   01  Sole
Domtar Corp                                  257559 10 4   17,237   2,102,100  Sh         Shared-Defined   02  Sole
Dover Saddlery Inc                           260412 10 1    3,520     567,748  Sh         Shared-Defined   01  Sole
Dover Saddlery Inc                           260412 10 1    2,178     351,235  Sh         Shared-Defined   02  Sole
Dr Horton Inc                                23331A 10 9   26,908   2,100,520  Sh         Shared-Defined   01  Sole
Dr Horton Inc                                23331A 10 9   16,646   1,299,480  Sh         Shared-Defined   02  Sole
Dst Systems Inc                              233326 10 7   44,313     516,413  Sh         Shared-Defined   01  Sole
Dst Systems Inc                              233326 10 7   23,168     269,987  Sh         Shared-Defined   02  Sole
Dts Inc                                      23335C 10 1   15,616     514,208  Sh         Shared-Defined   01  Sole
Dts Inc                                      23335C 10 1    9,663     318,180  Sh         Shared-Defined   02  Sole
Eagle Materials Inc                          26969P 10 8   39,749   1,112,172  Sh         Shared-Defined   01  Sole
Eagle Materials Inc                          26969P 10 8   24,583     687,828  Sh         Shared-Defined   02  Sole
Emc Corp/Mass                                268648 10 2  133,360   6,411,550  Sh         Shared-Defined   01  Sole
Emc Corp/Mass                                268648 10 2   82,502   3,966,450  Sh         Shared-Defined   02  Sole
Energy Future Holdings                       873168 10 8    3,424      50,000  Sh         Shared-Defined   01  Sole
Experian Group Ltd                           B19NLV 4      41,848   3,953,920  Sh         Shared-Defined   01  Sole
Experian Group Ltd                           B19NLV 4      25,889   2,446,080  Sh         Shared-Defined   02  Sole
Firstfed Financial Corp                      337907 10 9   11,510     232,300  Sh         Shared-Defined   01  Sole
GLG Partners Inc - Wts                       37929X 11 5    5,276   1,729,800  Sh         Shared-Defined   01  Sole
GLG Partners Inc - Wts                       37929X 11 5    3,264   1,070,200  Sh         Shared-Defined   02  Sole
Great Atlantic & Pac Tea Co                  390064 10 3    7,210     236,717  Sh         Shared-Defined   01  Sole
Great Atlantic & Pac Tea Co                  390064 10 3    4,461     146,445  Sh         Shared-Defined   02  Sole
Grupo Mexico Sab De Cv-Ser B                 370841 01 9  124,942  17,399,406  Sh         Shared-Defined   01  Sole
Grupo Mexico Sab De Cv-Ser B                 370841 01 9   68,410   9,526,794  Sh         Shared-Defined   02  Sole
H&R Block Inc                                093671 10 5   14,772     697,460  Sh         Shared-Defined   01  Sole
H&R Block Inc                                093671 10 5    9,138     431,440  Sh         Shared-Defined   02  Sole
Infosys Technologies-Sp Adr                  456788 10 8   26,908     556,058  Sh         Shared-Defined   01  Sole
Infosys Technologies-Sp Adr                  456788 10 8   16,643     343,942  Sh         Shared-Defined   02  Sole
Invesco Plc                                  012826 9      14,641   1,081,150  Sh         Shared-Defined   01  Sole
Invesco Plc                                  012826 9       9,058     668,850  Sh         Shared-Defined   02  Sole
January 08 Calls On Rmbs Us                  750917 9A D      770       3,207  Sh   Call  Shared-Defined   01  Sole
January 08 Calls On Rmbs Us                  750917 9A D      430       1,793  Sh   Call  Shared-Defined   02  Sole
Jarden Corp                                  471109 10 8   51,320   1,658,705  Sh         Shared-Defined   01  Sole
Jarden Corp                                  471109 10 8   24,911     805,125  Sh         Shared-Defined   02  Sole
Legg Mason Inc                               524901 10 5   10,427     123,700  Sh         Shared-Defined   01  Sole
Legg Mason Inc                               524901 10 5    6,448      76,500  Sh         Shared-Defined   02  Sole
Lennar Corp-Cl A                             526057 10 4    1,049      46,335  Sh         Shared-Defined   01  Sole
Lennar Corp-Cl A                             526057 10 4      649      28,665  Sh         Shared-Defined   02  Sole
Liberty Global Inc-Series C                  530555 30 9   50,157   1,297,380  Sh         Shared-Defined   01  Sole
Liberty Global Inc-Series C                  530555 30 9   31,029     802,620  Sh         Shared-Defined   02  Sole
Lionbridge Technologies Inc                  536252 10 9   11,639   2,917,163  Sh         Shared-Defined   01  Sole
Lionbridge Technologies Inc                  536252 10 9    5,086   1,274,637  Sh         Shared-Defined   02  Sole
Lodgenet Entertainment Corp                  540211 10 9   33,215   1,309,736  Sh         Shared-Defined   01  Sole
Lodgenet Entertainment Corp                  540211 10 9   20,548     810,264  Sh         Shared-Defined   02  Sole
Merge Technologies Inc                       589981 10 9    4,893   1,112,040  Sh         Shared-Defined   01  Sole
Merge Technologies Inc                       589981 10 9    3,027     687,960  Sh         Shared-Defined   02  Sole
Monster Worldwide Inc                        611742 10 7   60,300   1,770,410  Sh         Shared-Defined   01  Sole
Monster Worldwide Inc                        611742 10 7   33,195     974,590  Sh         Shared-Defined   02  Sole
Nalco Holding Co                             62985Q 10 1   81,825   2,759,708  Sh         Shared-Defined   01  Sole
Nalco Holding Co                             62985Q 10 1   43,742   1,475,292  Sh         Shared-Defined   02  Sole
National Fuel Gas Co                         636180 10 1    1,534      32,772  Sh         Shared-Defined   01  Sole
National Fuel Gas Co                         636180 10 1      950      20,289  Sh         Shared-Defined   02  Sole
Nmt Medical Inc                              629294 10 9    5,539     695,025  Sh         Shared-Defined   01  Sole
Nmt Medical Inc                              629294 10 9    3,427     429,975  Sh         Shared-Defined   02  Sole
Oxford Industries Inc                        691497 30 9    2,881      79,770  Sh         Shared-Defined   01  Sole
Oxford Industries Inc                        691497 30 9    1,781      49,300  Sh         Shared-Defined   02  Sole
Pep Boys-Manny Moe & Jack                    713278 10 9   18,604   1,325,985  Sh         Shared-Defined   01  Sole
Pep Boys-Manny Moe & Jack                    713278 10 9   11,509     820,315  Sh         Shared-Defined   02  Sole
Pf Chang's China Bistro Inc                  69333Y 10 8   29,900   1,010,132  Sh         Shared-Defined   01  Sole
Pf Chang's China Bistro Inc                  69333Y 10 8   18,496     624,868  Sh         Shared-Defined   02  Sole
Puradyn Filter Technologies                  746091 10 7      933   2,331,459  Sh         Shared-Defined   01  Sole
Puradyn Filter Technologies                  746091 10 7      577   1,442,349  Sh         Shared-Defined   02  Sole
Qualcomm Inc                                 747525 10 3   26,108     617,800  Sh         Shared-Defined   01  Sole
Qualcomm Inc                                 747525 10 3   16,152     382,200  Sh         Shared-Defined   02  Sole
Quiksilver Inc                               74838C 10 6   23,545   1,646,506  Sh         Shared-Defined   01  Sole
Quiksilver Inc                               74838C 10 6   14,564   1,018,494  Sh         Shared-Defined   02  Sole
Rambus Inc                                   750917 10 6   50,767   2,656,542  Sh         Shared-Defined   01  Sole
Rambus Inc                                   750917 10 6   31,406   1,643,458  Sh         Shared-Defined   02  Sole
Redenvelope Inc                              75733R 60 1    4,246     742,283  Sh         Shared-Defined   01  Sole
Redenvelope Inc                              75733R 60 1    2,627     459,229  Sh         Shared-Defined   02  Sole
Restoration Hardware Inc                     760981 10 0   11,654   3,542,279  Sh         Shared-Defined   01  Sole
Restoration Hardware Inc                     760981 10 0    4,568   1,388,354  Sh         Shared-Defined   02  Sole
Smart Balance Inc                            83169Y 10 8   15,783   1,278,994  Sh         Shared-Defined   01  Sole
Smart Balance Inc-Wts                        83169Y 11 6   10,024   1,544,500  Sh         Shared-Defined   01  Sole
Smart Balance Inc                            83169Y 10 8    9,764     791,247  Sh         Shared-Defined   02  Sole
Smart Balance Inc-Wts                        83169Y 11 6    6,201     955,500  Sh         Shared-Defined   02  Sole
Td Ameritrade Holding Corp                   87236Y 10 8    3,940     216,220  Sh         Shared-Defined   01  Sole
Td Ameritrade Holding Corp                   87236Y 10 8    2,437     133,780  Sh         Shared-Defined   02  Sole
Tekelec                                      879101 10 3   49,617   4,100,590  Sh         Shared-Defined   01  Sole
Tekelec                                      879101 10 3   27,702   2,289,410  Sh         Shared-Defined   02  Sole
Telenet Group Holding Nv                     B0LKSK 4      36,383   1,045,472  Sh         Shared-Defined   01  Sole
Telenet Group Holding Nv                     B0LKSK 4      22,506     646,727  Sh         Shared-Defined   02  Sole
Tlc Vision Corp                              872549 10 0    2,064     651,009  Sh         Shared-Defined   01  Sole
Tlc Vision Corp                              872549 10 0    1,277     402,745  Sh         Shared-Defined   02  Sole
Tv Azteca Sab De Cv-Cpo                      740471 11 7    6,450  11,738,200  Sh         Shared-Defined   01  Sole
Tv Azteca Sab De Cv-Cpo                      740471 11 7    3,990   7,261,800  Sh         Shared-Defined   02  Sole
Tween Brands Inc                             901166 10 8   14,811     450,994  Sh         Shared-Defined   01  Sole
Tween Brands Inc                             901166 10 8    9,163     279,006  Sh         Shared-Defined   02  Sole
Tyco Electronics Ltd                         G9144P 10 5   32,833     926,700  Sh         Shared-Defined   01  Sole
Tyco Electronics Ltd                         G9144P 10 5   20,312     573,300  Sh         Shared-Defined   02  Sole
United Retail Group Inc                      911380 10 3    2,990     220,000  Sh         Shared-Defined   01  Sole
Vivo Participacoes Sa                        92855S 10 1   78,738  15,874,615  Sh         Shared-Defined   01  Sole
Vivo Participacoes Sa                        92855S 10 1   42,574   8,583,485  Sh         Shared-Defined   02  Sole
Warnaco Group Inc/The                        934390 40 2   32,056     820,470  Sh         Shared-Defined   01  Sole
Warnaco Group Inc/The                        934390 40 2   17,172     439,530  Sh         Shared-Defined   02  Sole
Websense Inc                                 947684 10 6   48,305   2,448,318  Sh         Shared-Defined   01  Sole
Websense Inc                                 947684 10 6   29,883   1,514,603  Sh         Shared-Defined   02  Sole
West Pharmaceutical Services                 955306 10 5    4,166     100,000  Sh         Shared-Defined   01  Sole